                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-5769
                                  ----------------------------------------------

                         Van Kampen High Income Trust II
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               (Exact name of registrant as specified in charter)

      522 Fifth Avenue, New York, New York                  10036
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    (Address of principal executive offices)              (Zip code)

                              Amy R. Doberman, Esq.

                                Managing Director

                           Van Kampen Investments Inc.

                                522 Fifth Avenue

                            New York, New York 10036
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                     (Name and address of agent for service)

Registrant's telephone number, including area code:  800-869-6397
                                                   -----------------------------

Date of fiscal year end:  12/31
                        --------------------

Date of reporting period:  7/1/06-6/30/07
                         -------------------

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05769
Reporting Period: 07/01/2006 - 06/30/2007
Van Kampen High Income Trust II









======================= VAN KAMPEN HIGH INCOME TRUST II ========================


VAN KAMPEN HIGH INCOME TRUST II

Ticker:       VLT            Security ID:  920913100
Meeting Date: JUN 22, 2007   Meeting Type: Annual
Record Date:  APR 27, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Trustee R. Craig Kennedy            For       Did Not    Management
                                                          Vote
1.2   Elect Trustee Jack E. Nelson              For       Did Not    Management
                                                          Vote


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XO HOLDINGS, INC.

Ticker:       XOHO           Security ID:  98417K106
Meeting Date: JUN 12, 2007   Meeting Type: Annual
Record Date:  APR 23, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Carl C. Icahn              For       For        Management
1.2   Elect Director Carl J. Grivner            For       For        Management
1.3   Elect Director Peter Shea                 For       For        Management
1.4   Elect Director Adam Dell                  For       For        Management
1.5   Elect Director Fredrik C. Gradin          For       For        Management
1.6   Elect Director Vincent J. Intrieri        For       For        Management
1.7   Elect Director Robert L. Knauss           For       For        Management
1.8   Elect Director Keith Meister              For       For        Management

========== END NPX REPORT

                                   SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen High Income Trust II
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By (Signature and Title)*

                                         /s/ Ronald E. Robison
                         -------------------------------------------------------
                                           Ronald E. Robison

                              President and Principal Executive Officer --
                                         Office of the Funds
                         -------------------------------------------------------


Date   August 28, 2007
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*Print the name and title of each signing officer under his or her signature.


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